Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities:
Net Loss	$ (10,161)	$ (12,196)	$ (45,172)	$ (49,317)
Adjustments to reconcile loss to net cash used in operating activities:
Depreciation	134	148	538	585
Share-based compensation	1,567	3,143	9,142	14,542
Warrants to service providers	146	547	664	1,186
Revaluation of warrants	(205)	(112)	(297)	(447)
Revaluation of convertible bonds	(254)	(221)	308	(81)
Issuance costs related to convertible bonds				737
Finance income	(1,363)	190	(5,260)	(258)
Change in operating assets and liabilities:
Decrease (increase) in trade receivable	(194)	465	(418)	1,105
Decrease (increase) in prepaid expenses and other receivables	116	(386)	815	(474)
Operating lease ROU assets and liabilities, net	(624)	59	(277)	224
Increase (decrease) in trade payables	304	(346)	113	(553)
Increase in employees and payroll accruals	1,128	187	423	367
Increase (decrease) in Derivative Liabilities	(7)		50
Increase (decrease) in accrued expenses and other payables	398	463	1,248	(376)
Net cash used in operating activities	(9,015)	(8,059)	(38,123)	(32,760)
Cash flows from investing activities:
Change in bank deposits	9,426	(10,773)	(24,368)	4,609
Purchase of property and equipment	(29)	(65)	(303)	(622)
Net cash provided by (used in) investing activities	9,397	(10,838)	(24,671)	3,987
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net of issuance costs		13,787	30,758	13,787
Issuance costs related to convertible bonds				(459)
Proceeds from conversion of convertible debentures			21,696
Proceeds from exercise of warrants			493
Proceeds from exercise of options	42		482	205
Net cash provided by financing activities	42	13,787	53,429	13,533
Effect of exchange rate fluctuations on cash and cash equivalent	(404)	(190)	(95)	258
Increase (decrease) in cash, cash equivalents and restricted cash	424	(5,110)	(9,365)	(15,240)
Cash, cash equivalents and restricted cash at the beginning of period	4,288	19,068	13,768	28,750
Cash, cash equivalents and restricted cash at the end of period	$ 4,308	$ 13,768	$ 4,308	$ 13,768